Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
Transactions with Related Parties (Abstract)
Balances and Transactions with Related Parties (Table Text Block)

Consolidated Balance Sheets	As of December 31, 2013	As of December 31, 2012
Assets:
Hire receivable (c)	$667	$—

Due from related parties	667	—

Total assets	$667	$—

Liabilities:
Manager - payments on behalf of the Partnership (a)	$12,333	15,957
Management fee payable to CSM (b)	1,353	1,490

Due to related parties	$13,686	$17,447

Deferred revenue - current (e)	5,198	4,637

Total liabilities	$18,884	$22,084

	For the year ended December 31,
Consolidated Statements of Income	2013	2012	2011
Revenues (c)	$54,974	$69,938	$31,799
Voyage expenses	314	554	165
Vessel operating expenses	17,039	23,634	30,516
General and administrative expenses (d)	3,052	3,092	1,630

Charter Agreements (Table Text Block)

Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1 TC	08/2011	09/2012	$13.5 ($13.3)
M/T Agisilaos	1 TC	09/2012	09/2013	$13.5 ($13.3)
M/T Agisilaos	1 TC	09/2013	08/2014	$14.3 ($14.1)
M/T Axios	1 TC	06/2012	06/2013	$14.0 ($13.8)
M/T Axios	1 TC	06/2013	05/2014	$14.8 ($14.6)
M/T Arionas	1 TC	10/2011	11/2012	$13.8 ($13.6)
M/T Arionas	1 TC	11/2012	11/2013	$13.8 ($13.6)
M/T Arionas	1 TC	11/2013	10/2014	$14.3 ($14.1)
M/T Alkiviadis	2 TC	06/2010	07/2012	$13.0 ($12.8)
M/T Alkiviadis	1 TC	07/2012	07/2013	$13.4 ($13.2)
M/T Alkiviadis	1 TC	07/2013	06/2014	$14.3 ($14.1)
M/T Amore Mio II	0.9 to 1.2TC	12/2011	03/2012	$18.3 ($18.0)
M/T Amore Mio II	1 TC	12/2013	11/2014	$17.0 ($16.8)
M/T Avax	1 TC	05/2011	05/2012	$14.0 ($13.8)
M/T Avax	1 TC	05/2012	05/2013	$14.0 ($13.8)
M/T Avax	1 TC	05/2013	10/2013	$14.8 ($14.6)
M/T Akeraios	1 TC	07/2011	07/2012	$14.0 ($13.8)
M/T Akeraios	1 TC	07/2012	07/2013	$14.0 ($13.8)
M/T Akeraios	1.5 TC	07/2013	12/2014	$15.0 ($14.8)
M/T Apostolos	1 TC	09/2012	10/2013	$14.0 ($13.8)
M/T Apostolos	1.2 to 1.5 TC	10/2013	12/2014	$14.9 ($14.7)
M/T Anemos I	1.2 to 1.5 TC	12/2013	02/2015	$14.9 ($14.7)
M/T Aristotelis	1.5 to 2 TC	12/2013	06/2015	$17.0 ($16.8)
M/T Miltiadis M II	1 TC	03/2012	09/2012	$18.3 ($18.0)
M/T Alexander the Great(1)	1TC	11/2011	12/2012	$28.0 ($27.7)
M/T Amoureux	1┼1 TC	10/2011	1/2014	$20.0┼$24.0 ($19.8┼$23.7)
M/T Aias	1┼1 TC	11/2011	12/2013	$20.0┼$24.0 ($19.8┼$23.7)
M/T Aias	1 TC	12/2013	11/2014	$24.0 ($23.7)
M/T Agamemnon	1 TC	03/2013	10/2013	$14.5
M/T Achilleas (1)	1TC	01/2012	12/2012	$28.0 ($27.7)